Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000
Ordinary shares issued	150,204,348	150,204,348
Ordinary shares outstanding	150,000,000	150,000,000
Treasury shares acquired	204,348	204,348